Tax Receivable Agreement and Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Provision for income taxes
Income tax expense	$ 0	$ 6,606	$ 0	$ 6,132	$ 6,132	$ 568
Effective income tax rate	0.00%	2884.70%	0.00%	(85.10%)	(44.50%)	(9.10%)